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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ECT INVESTMENTS, INC.
Address:    P.O. BOX 1792
            HOUSTON, TX  77251

13F File Number: 28-05377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GARY J. HICKERSON
Title:   PRESIDENT
Phone:   713-853-7617

Signature, Place, and Date of Signing:

         /s/ GARY J. HICKERSON        HOUSTON, TEXAS        February 14, 2001
         ---------------------        --------------        -----------------
              [Signature]              [City, State]             [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total:     $143106
                                          (thousands)

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                           FORM 13F INFORMATION TABLE


            COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE   SHRS OR SH/PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT PRN CALL DISCRETION   MANAGERS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
ABRAXAS PETE CORP                    COM       003830106     2789     637691    SH         SOLE      01     637691    0        0
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SEMICONDUCTOR CORP          COM       01877H100      237      21000    SH         SOLE      01      21000    0        0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC                COM       025537101      925      19900    SH         SOLE      01      19900    0        0
---------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC            SB NT CV 144A 05 032654AC9     5321       6000    PRN        SOLE      01       6000    0        0
---------------------------------------------------------------------------------------------------------------------------------
ARCH WIRELESS INC                    COM       039392105      343     548425    SH         SOLE      01     548425    0        0
---------------------------------------------------------------------------------------------------------------------------------
AREMISSOFT CORP DEL                  COM       040026106      256       6000    SH         SOLE      01       6000    0        0
---------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC                    COM       042735100      286      10000    SH         SOLE      01      10000    0        0
---------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                    SB NT CV 4%06   073325AD4    24907      12000    PRN        SOLE      01      12000    0        0
---------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION.                 COM       166751107     5901      69900    SH         SOLE      01      69900    0        0
---------------------------------------------------------------------------------------------------------------------------------
CIRRUS LOGIC CORP                    COM       172755100      255      13600    SH         SOLE      01      13600    0        0
---------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                        COM       17275R102      229       6000    SH         SOLE      01       6000    0        0
---------------------------------------------------------------------------------------------------------------------------------
COASTAL CORP                         COM       190441105     5652      64000    SH         SOLE      01      64000    0        0
---------------------------------------------------------------------------------------------------------------------------------
CONECTIV INC                         COM       206829103      200      10000    SH         SOLE      01      10000    0        0
---------------------------------------------------------------------------------------------------------------------------------
CONOCO INC                           CL B      208251405     7546     260800    SH         SOLE      01     260800    0        0
---------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP             SRDBCV ZRO144A20 25179MAC7     2441       5000    PRN        SOLE      01       5000    0        0
---------------------------------------------------------------------------------------------------------------------------------
DIGITAL IS INC DEL             SUB NT CV 6%05  25385NAA9      720       4000    PRN        SOLE      01       4000    0        0
---------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW              COM       25746U109      335       5000    SH         SOLE      01       5000    0        0
---------------------------------------------------------------------------------------------------------------------------------
DSP GROUP INC                        COM       23332B106      252      12000    SH         SOLE      01      12000    0        0
---------------------------------------------------------------------------------------------------------------------------------
ELECTRO SCIENTIFIC INDS              COM       285229100      252       9000    SH         SOLE      01       9000    0        0
---------------------------------------------------------------------------------------------------------------------------------
ENCAL ENERGY LTD                     COM       29250D107      810     110000    SH         SOLE      01     110000    0        0
---------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW                     COM       29364G103     1269      30000    SH         SOLE      01      30000    0        0
---------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                        COM       302571104      710       9900    SH         SOLE      01       9900    0        0
---------------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR TELECOMMUNICTNS LTD       COM       G3930H104       45      50000    SH PUT     SOLE      01      50000    0        0
---------------------------------------------------------------------------------------------------------------------------------
HELIX TECHNOLOGY CORP                COM       423319102      260      11000    SH         SOLE      01      11000    0        0
---------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC           SUB NT CV5.25%06 465754AF6     4860       3000    PRN        SOLE      01       3000    0        0
---------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE TECHNOLOGY         COM       458118106      231       7000    SH         SOLE      01       7000    0        0
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP         COM       460254105      249       8300    SH         SOLE      01       8300    0        0
---------------------------------------------------------------------------------------------------------------------------------

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
---------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC          SB NT CV 4.75%07 48203RAA2     5090       5000    PRN        SOLE      01       5000    0        0
---------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP                   COM       577914104     1454      64272    SH         SOLE      01      64272    0        0
---------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE CORP      SB NT CV 144A 07 589405AA7     3136       3000    PRN        SOLE      01       3000    0        0
---------------------------------------------------------------------------------------------------------------------------------
NOBLE AFFILIATES INC.                COM       654894104     4830     105000    SH         SOLE      01     105000    0        0
---------------------------------------------------------------------------------------------------------------------------------
NUEVO FING I                    TECONS SER A   670511203     1150      46000    SH         SOLE      01      46000    0        0
---------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                          COM       67066G104      242       7400    SH         SOLE      01       7400    0        0
---------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC TEX                 COM       67481E106     4083     235000    SH         SOLE      01     235000    0        0
---------------------------------------------------------------------------------------------------------------------------------
PPL CORP                             COM       69351T106      790      17500    SH         SOLE      01      17500    0        0
---------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC ENTERPRISE GROUP          COM       744573106      695      14300    SH         SOLE      01      14300    0        0
---------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL INC        COM       749121109      266       6500    SH         SOLE      01       6500    0        0
---------------------------------------------------------------------------------------------------------------------------------
RATIONAL SOFTWARE CORP        SUB NT CONV 5%07 75409PAC7     5170       4000    PRN        SOLE      01       4000    0        0
---------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP                  SUB NTCV4.25%/04 800907AB3    20212      11000    PRN        SOLE      01      11000    0        0
---------------------------------------------------------------------------------------------------------------------------------
SEI TR I                        PFD CV SER A   78411Y104     7743     124900    SH         SOLE      01     124900    0        0
---------------------------------------------------------------------------------------------------------------------------------
SEMTECH CORP                         COM       816850101      308      14000    SH         SOLE      01      14000    0        0
---------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC                       COM       826170102      270       4000    SH         SOLE      01       4000    0        0
---------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                LYON ZERO CPN 20 834182AL1     7183      14000    PRN        SOLE      01      14000    0        0
---------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                SR LYON ZERO 20  834182AK3     8484      15000    PRN        SOLE      01      15000    0        0
---------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                          COM       842587107      332      10000    SH         SOLE      01      10000    0        0
---------------------------------------------------------------------------------------------------------------------------------
TECHNITROL INC                       COM       878555101      259       6300    SH         SOLE      01       6300    0        0
---------------------------------------------------------------------------------------------------------------------------------
TERAYON COMMUNICATION SYS     SB NT CV 144A 07 880775AA9      190       1000    PRN        SOLE      01       1000    0        0
---------------------------------------------------------------------------------------------------------------------------------
VERITY INC                           COM       92343C106      264      11000    SH         SOLE      01      11000    0        0
---------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS CORP            COM       928615103     3421      34000    SH         SOLE      01      34000    0        0
---------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW                  COM       98157D106      253      18000    SH         SOLE      01      18000    0        0
---------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                 50 DATA RECORDS             143106
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